Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2022
Computer and transmission equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	3 years
Furniture, fixtures and office equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	5 years